Average Annual Total Returns	Prospectus #1 Macquarie Small Cap Core Fund Russell 3000® Index 1 year		Prospectus #1 Macquarie Small Cap Core Fund Russell 3000® Index 5 years		Prospectus #1 Macquarie Small Cap Core Fund Russell 3000® Index 10 years		Prospectus #1 Macquarie Small Cap Core Fund Russell 2000® Index 1 year		Prospectus #1 Macquarie Small Cap Core Fund Russell 2000® Index 5 years		Prospectus #1 Macquarie Small Cap Core Fund Russell 2000® Index 10 years		Prospectus #1 Macquarie Small Cap Core Fund Class A 1 year	Prospectus #1 Macquarie Small Cap Core Fund Class A 5 years	Prospectus #1 Macquarie Small Cap Core Fund Class A 10 years	Prospectus #1 Macquarie Small Cap Core Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Macquarie Small Cap Core Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Macquarie Small Cap Core Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Macquarie Small Cap Core Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Small Cap Core Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Small Cap Core Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Macquarie Small Cap Core Fund Class C 1 year	Prospectus #1 Macquarie Small Cap Core Fund Class C 5 years	Prospectus #1 Macquarie Small Cap Core Fund Class C 10 years	Prospectus #1 Macquarie Small Cap Core Fund Class R 1 year	Prospectus #1 Macquarie Small Cap Core Fund Class R 5 years	Prospectus #1 Macquarie Small Cap Core Fund Class R 10 years	Prospectus #1 Macquarie Small Cap Core Fund Institutional Class 1 year	Prospectus #1 Macquarie Small Cap Core Fund Institutional Class 5 years	Prospectus #1 Macquarie Small Cap Core Fund Institutional Class 10 years	Prospectus #1 Macquarie Small Cap Core Fund Class R6 1 year	Prospectus #1 Macquarie Small Cap Core Fund Class R6 5 years	Prospectus #1 Macquarie Small Cap Core Fund Class R6 Lifetime	Prospectus #1 Macquarie Small Cap Core Fund Class R6 Inception Date	Prospectus #2 Macquarie Small Cap Value Fund Russell 3000® Index 1 year		Prospectus #2 Macquarie Small Cap Value Fund Russell 3000® Index 5 years		Prospectus #2 Macquarie Small Cap Value Fund Russell 3000® Index 10 years		Prospectus #2 Macquarie Small Cap Value Fund Russell 2000® Value Index 1 year		Prospectus #2 Macquarie Small Cap Value Fund Russell 2000® Value Index 5 years		Prospectus #2 Macquarie Small Cap Value Fund Russell 2000® Value Index 10 years		Prospectus #2 Macquarie Small Cap Value Fund Class A 1 year	Prospectus #2 Macquarie Small Cap Value Fund Class A 5 years	Prospectus #2 Macquarie Small Cap Value Fund Class A 10 years	Prospectus #2 Macquarie Small Cap Value Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Macquarie Small Cap Value Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Macquarie Small Cap Value Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Macquarie Small Cap Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Macquarie Small Cap Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Macquarie Small Cap Value Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Macquarie Small Cap Value Fund Class C 1 year	Prospectus #2 Macquarie Small Cap Value Fund Class C 5 years	Prospectus #2 Macquarie Small Cap Value Fund Class C 10 years	Prospectus #2 Macquarie Small Cap Value Fund Class R 1 year	Prospectus #2 Macquarie Small Cap Value Fund Class R 5 years	Prospectus #2 Macquarie Small Cap Value Fund Class R 10 years	Prospectus #2 Macquarie Small Cap Value Fund Institutional Class 1 year	Prospectus #2 Macquarie Small Cap Value Fund Institutional Class 5 years	Prospectus #2 Macquarie Small Cap Value Fund Institutional Class 10 years	Prospectus #2 Macquarie Small Cap Value Fund Class R6 1 year	Prospectus #2 Macquarie Small Cap Value Fund Class R6 5 years	Prospectus #2 Macquarie Small Cap Value Fund Class R6 Lifetime	Prospectus #2 Macquarie Small Cap Value Fund Class R6 Inception Date	Prospectus #3 Macquarie Wealth Builder Fund S&P 500 Index 1 year		Prospectus #3 Macquarie Wealth Builder Fund S&P 500 Index 5 years		Prospectus #3 Macquarie Wealth Builder Fund S&P 500 Index 10 years		Prospectus #3 Macquarie Wealth Builder Fund Bloomberg US Aggregate Index 1 year		Prospectus #3 Macquarie Wealth Builder Fund Bloomberg US Aggregate Index 5 years		Prospectus #3 Macquarie Wealth Builder Fund Bloomberg US Aggregate Index 10 years		Prospectus #3 Macquarie Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg US Aggregate Index 1 year		Prospectus #3 Macquarie Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg US Aggregate Index 5 years		Prospectus #3 Macquarie Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg US Aggregate Index 10 years		Prospectus #3 Macquarie Wealth Builder Fund Class A 1 year	Prospectus #3 Macquarie Wealth Builder Fund Class A 5 years	Prospectus #3 Macquarie Wealth Builder Fund Class A 10 years	Prospectus #3 Macquarie Wealth Builder Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Macquarie Wealth Builder Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Macquarie Wealth Builder Fund Class A After Taxes on Distributions 10 years	Prospectus #3 Macquarie Wealth Builder Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Macquarie Wealth Builder Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Macquarie Wealth Builder Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #3 Macquarie Wealth Builder Fund Class C 1 year	Prospectus #3 Macquarie Wealth Builder Fund Class C 5 years	Prospectus #3 Macquarie Wealth Builder Fund Class C 10 years	Prospectus #3 Macquarie Wealth Builder Fund Class R 1 year	Prospectus #3 Macquarie Wealth Builder Fund Class R 5 years	Prospectus #3 Macquarie Wealth Builder Fund Class R 10 years	Prospectus #3 Macquarie Wealth Builder Fund Insitutional Class 1 year	Prospectus #3 Macquarie Wealth Builder Fund Insitutional Class 5 years	Prospectus #3 Macquarie Wealth Builder Fund Insitutional Class 10 years	Prospectus #3 Macquarie Wealth Builder Fund Class R6 1 year	Prospectus #3 Macquarie Wealth Builder Fund Class R6 Lifetime	Prospectus #3 Macquarie Wealth Builder Fund Class R6 Inception Date
Total	23.81%	[1]	13.86%	[1]	12.55%	[1]	11.54%	[1]	7.40%	[1]	7.82%	[1]	3.66%	6.93%	7.50%	3.43%	6.15%	6.50%	2.36%	5.34%	5.82%	8.14%	7.39%	7.33%	9.72%	7.94%	7.87%	10.26%	8.48%	8.41%	10.41%	8.61%	10.28%	May 02, 2016	23.81%	[2]	13.86%	[2]	12.55%	[2]	8.05%	[2]	7.29%	[2]	7.14%	[2]	4.49%	5.69%	6.65%	1.81%	4.32%	5.42%	4.75%	4.39%	5.14%	9.09%	6.15%	6.48%	10.61%	6.68%	7.01%	11.14%	7.22%	7.55%	11.33%	7.39%	8.95%	May 02, 2016	25.02%	[3]	14.53%	[3]	13.10%	[3]	1.25%	[3]	(0.33%)	[3]	1.35%	[3]	15.04%	[3]	8.67%	[3]	8.52%	[3]	4.02%	5.18%	5.00%	2.39%	3.70%	3.68%	3.23%	3.72%	3.60%	8.58%	5.63%	4.82%	10.11%	6.17%	5.35%	10.69%	6.69%	5.88%	10.73%	11.65%	Feb. 28, 2023

[1]	In connection with new regulatory requirements, effective November 30, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Index for comparative purposes because the Manager believes it is more representative of the Fund’s investment universe.
[2]	In connection with new regulatory requirements, effective November 30, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Value Index for comparative purposes because the Manager believes it is more representative of the Fund’s investment universe.
[3]	In connection with new regulatory requirements, effective November 30, 2024, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and the Bloomberg US Aggregate Index. Although the S&P 500 Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended index of 60% S&P 500 Index + 40% Bloomberg US Aggregate Index for comparative purposes because the Manager believes it is more representative of the Fund’s investment universe.